Results by business segment - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)
Disclosure of operating segments [abstract]
Description of types of products and services from which each reportable segment derives its revenues	For management purposes, based on the products and services offered, we are organized into five business segments: Personal & Commercial Banking, Wealth Management, Insurance, Investor & Treasury Services and Capital Markets.
Number of business segments	5
Taxable equivalent basis adjustment amount	$ 450	$ 542